Plan Interest in Master Trust - Schedule of Net Investment Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Interest and dividends	$ 29,133,187
Net investment appreciation	310,658,714
Net investment income	687,945,967
Master Trust
EBP, Master Trust [Line Items]
Interest and dividends	18,836,797
Net investment appreciation	365,038,439
Net investment income	$ 383,875,236